Share Capital and Other Components of Equity - Summary of Earnings Per Share Basic And Diluted (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Earnings PerShare Basic And Diluted [Abstract]
Loss attributable to the Owners of the Company	$ (38,576,143)	$ (25,502,536)
Less: implied dividend on Preferred Shares	2,530,843	425,557
Adjusted Loss attributable to the Owners of the Company	$ (41,106,986)	$ (25,928,093)
Weighted average shares outstanding - basic	39,956,133	33,930,575
Weighted average shares outstanding - diluted	39,956,133	33,930,575
Loss per Share - Basic	$ (1.03)	$ (0.76)
Loss per Share - Diluted	$ (1.03)	$ (0.76)